Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for uncollectible accounts receivable and other receivable and inventory valuation. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Risks and uncertainties

The main operations of the Company are located in Hong Kong and Vietnam. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong and Vietnam, as well as by the general state of the economy in Hong Kong and Vietnam. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction and Convenience translation

The Company’s reporting currency is the USD. The Company’s operations are principally conducted in Hong Kong and Vietnam where Hong Kong dollar and Vietnamese dong are the functional currency.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the statements of operations and comprehensive income.

The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for 2026, 2025 and 2024.

For translation of Vietnamese Dong (“VND”) into USD, the exchange rate used as of March 31, 2026 and 2025, was 26,344 and 25,575 VND per USD, respectively. was applied to translate the balance sheet of J-Long Trims Vietnam Co., Ltd. as of that date. The exchange rate of 26,194 and 25,266 VND per USD, representing the average rate for the period, was applied to translate the income statement and cash-flow items of J-Long Trims Vietnam Co., Ltd. for the year ended March 31, 2026 and 2025, respectively.

Concentrations and risks

Concentration

Significant customers and suppliers are those that account for greater than 10% if the Company’s revenue and purchase, respectively.

During the years ended March 31, 2026, 2025 and 2024, there was nil, one and nil customer generated revenue which accounted for over 10% of the total revenue generated for that year, respectively.

	As of March 31,
	2024	2025	2026
Customer D	4.5%	10.4%	7%

As of March 31, 2026 and 2025, there were one and one customer which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:

	As of March 31,
	2025	2026
Customer A	0%	17%
Customer C	11%	9%
Customer D	4%	5%

During the years ended March 31, 2026, 2025 and 2024, there were three, two and three suppliers which accounted for over 10% of the total purchases, respectively. The details are as follows:

	As of March 31,
	2024	2025	2026
Supplier B	20%	14%	15%
Supplier C#	29%	28%	28%
Supplier D#	2%	8%	11%
Supplier E	11%	6%	5%

#	Those suppliers are related to the Company

As of March 31, 2026 and 2025, there were two and two suppliers which accounted for over 10% of the total consolidated accounts payable, respectively. The details are as follows:

	As of March 31,
	2025	2026
Supplier B	7%	17%
Supplier C#	42%	38%
Supplier D#	10%	6%

#	Those suppliers are related to the Company

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of accounts and other receivables (exclude prepayments), notes receivable and cash and bank deposits presented on the consolidated statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Interest Rate Risk

The Company is exposed to interest rate risk primarily relates to the variable-rate bank loans and is mainly concentrated on the fluctuation of Hong Kong Prime Rate arising from the Company’s bank loans. The Company has not used any derivative instruments to mitigate its exposure associated with interest rate risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Labor Price Risk

Our business requires a substantial number of personnel. Any failure to retain stable and dedicated labor by us may lead to disruption to our business operations. Although we have not experienced any labor shortage to date, we have observed an overall tightening and increasingly competitive labor market. We have experienced, and expect to continue to experience, increases in labor costs due to increases in salary, social benefits and employee headcount. We compete with other companies in our industry and other labor-intensive industries for labor, and we may not be able to offer competitive remuneration and benefits compared to them. If we are unable to manage and control our labor costs, our business, financial condition and results of operations may be materially and adversely affected.

Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1:	Quoted prices in active markets for identical assets or liabilities.

●	Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical asset or.

●	Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instrument include cash and cash equivalents, accounts receivable, other current assets, notes receivable, accounts payable, accruals and other current liabilities, bank loans, loans from related parties, lease liabilities and due from and to related parties. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The carrying amount of the long-term bank loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Related Parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Cash and Cash Equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains bank accounts in Hong Kong and Vietnam. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HK$500,000 per depositor per Scheme member, including both principal and interest. There is no deposit insurance protection in Vietnam for corporate deposits.

Accounts Receivable Net

Accounts receivable represent trade receivable and are recognized initially at fair value and subsequently adjusted for any allowance for expected credit loss. The Company grant credit to customers, without collateral, under normal payment terms (typically 0 to 30 days after invoicing). Generally, invoicing occurs together with the products were delivered. The carrying value of such receivables, net of expected credit loss, represents its estimated realizable value. The Company expect to collect the outstanding balance of current accounts receivables, net within one year. The Company use loss-rate methods to estimate allowance for credit loss.

For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company use reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss-rate approach is based on the historical loss rates and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

Notes receivable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Company. These notes with two to three months maturity dates were issued by Shanghai Commercial Bank Limited to repay customer’s balance to the Company which bears no interest and no discounted or transferred before maturity during the years ended March 31, 2025 and 2026. All notes receivable has been received subsequently.

Inventories

Inventories are valued using the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence, or impairment, when appropriate, to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment losses. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the consolidated statements of operations and comprehensive income during the financial period in which they are incurred.

Property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives at the annual rate as follows:

Estimated depreciation rate
Building	2-20%
Plant and machinery	13-20%
Furniture and fixtures	13-20%
Motor vehicles	13-20%
Leasehold improvement	Lesser of the lease term or estimated useful lives of the assets

The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset.

Gains or losses on disposals are determined by comparing proceeds with carrying amount and are recognized within “Other income (expense)” in the consolidated statements of operations and comprehensive income.

Impairment of long lived assets

The Company accounts for impairment of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, Property, Plant and Equipment. (“ASC 360”). Long-lived assets consist primarily of property, plant and equipment. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset. Examples of such triggering events include a significant disposal of a portion of such assets, and adverse change in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, require subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets. The Company reviews the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company did not record any impairment charges for the years ended March 31, 2024, 2025 and 2026. There can be no assurance that future events will not have impact on company revenue or financial position which could result in impairment in the future.

Contract liabilities

Contract liabilities were recognized when the Company receives prepayment from customers resulting from purchase order. Contract liabilities will be recognized as revenue when the products are shipped or delivered according to contract term. Contract liabilities were USD 427,110 and USD 855,356 as of March 31, 2025 and 2026, respectively. For the years ended March 31, 2025 and 2026, the beginning balance of contract liabilities of USD 328,747 and USD 426,209 were recognized as revenue.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Revenue recognition

The Company complies with ASC Topic 606, “Revenue from Contracts with Customers” (“ASC Topic 606”) for revenue recognition. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. The Company offers reflective and non-reflective garment trims to its customers, including heat transfers, fabrics, woven labels and tapes, sewing badges, piping, zipper pulls, and drawcords. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer

2)	Identify the performance obligations in the contract

3)	Determine the transaction price

4)	Allocate the transaction price

5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. Contract shipping terms include ExWorks (“EXW”), FOB (Free on Board), CNF/CFR (cost & freight), CIF (cost, insurance and freight) and DAP (delivered at place) price term. Under EXW (meaning the seller fulfills its obligation to deliver when it makes goods available at its premises for the buyer to collect), the performance obligation is satisfied, and control is transferred at the point when the customer is notified that their order is available for pickup. Under “FOB”, the control is transferred to the customer at the time the goods are loaded at the port of export. Under CNF/CFR, the control are transferred to the buyer when the goods are handed over to the port of destination for the customer. Under CIF, the control are transferred to the buyer at the time the goods reach the destination port. Under DAP, the control are transferred to the buyer when the goods arrive at the specified destination.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. As the Company’s standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component.

The Company generally requests customer to check the goods within 7 days upon receipt and do not accept shortage or claim beyond that period. Further, the Company’s liability is limited to either a credit equal to the purchase price or replacement of the defective part. For the years ended March 31, 2026, 2025 and 2024, the Company was not aware of any material claims against the Company in relation to defective products, nor any material product returns from the Company’s customers. As such, the Company does not record a specific warranty reserve or consider activities related to such warranty, if any, to be a separate performance obligation.

The Company typically incurs incremental costs to acquire customer contracts related to the Company’s sales in the form of sales commissions; however, because the expected benefit from these contracts is less than one year, the Company follows the ASC Topic 606 practical expedient and expenses these amounts as incurred.

Disaggregation of revenue

The Company disaggregates its revenue by sales term, product categories, and geographic areas which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the years ended March 31, 2026, 2025 and 2024 is as following:

Revenues by sales term

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
CIF	141,728	259,423	436,150
CNF/CFR	751,136	844,234	915,348
EX WORK	22,159,531	32,176,323	34,626,430
DAP	2,382,159	3,847,963	2,717,133
FOB	2,944,115	1,947,147	3,533,696
Total Revenues	28,378,669	39,075,090	42,228,757

Revenues by product categories

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Heat Transfers	20,214,664	28,483,272	31,143,475
Fabrics	3,334,810	3,077,104	4,974,123
Woven Labels and Tapes	975,868	2,587,543	718,185
Sewing Badges	757,465	1,286,086	1,395,040
Piping	446,701	544,141	677,446
Zipper Pullers	451,703	637,400	606,462
Drawcords	185,683	342,167	230,335
Non-Reflective Film	898,252	790,488	927,935
Others	1,113,523	1,326,889	1,555,756
Total Revenues	28,378,669	39,075,090	42,228,757

Revenue by geographic areas

	For the years ended March 31,
	2024	2025	2026
	USD	USD	USD
Asia (excluded Hong Kong and China)	12,481,669	13,349,871	17,889,696
Hong Kong	8,117,692	9,718,300	8,135,135
China	2,770,967	7,758,825	7,062,559
Non-Asia	5,008,341	8,248,094	9,141,367
	28,378,669	39,075,090	42,228,757

Cost of sales

Cost of products sold is primarily comprised of finished goods and direct materials. Cost of products sold also includes the cost for products inspection, labor cost, depreciation expenses of machinery and equipment and leasehold improvement, lease expense for warehouse, packing and design cost and sub-contractor fee.

Selling and marketing expenses

Selling expenses mainly consist of commission paid, out-bound shipping cost, travel expenses, exhibition and promotion fees, share-based compensation and staff costs.

General and administrative expenses

General and administrative expenses mainly consist of administrative staff costs and directors’ remuneration, travel and transportation expenses, depreciation of property, plant and equipment, CECL provision, inventory write-down, bank charges, professional fee, lease expenses, audit fee and other miscellaneous administrative expenses.

Leases

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non- current in the Company’s consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended March 31, 2026, 2025 and 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Recent accounting pronouncements

The Company has adopted Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This standard enhances segment reporting by requiring disclosure of significant segment expenses, improving interim disclosures, clarifying the use of multiple segment profit or loss measures, adding requirements for single-segment entities, and including other disclosure improvements. The update is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted.

The Company has adopted Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This standard enhances enhance the transparency and decision usefulness of income tax disclosures through improvements to income tax disclosures primarily related to an entity’s effective tax rate reconciliation and income taxes paid information. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company has adopted this guidance in the March 31, 2026 annual financial statements.

Other FASB-issued standards not yet effective are not expected to materially affect the Company’s consolidated financial statements. The Company will not discuss standards unlikely to impact its financial condition, results of operations, cash flows, or disclosures.